Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Firecrest Clinical Limited (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)		Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Sep. 30, 2013 Firecrest Clinical Limited USD ($)	Sep. 30, 2013 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Technology Assets USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Customer relationships acquired USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Order Backlog USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Trade Names USD ($)
Business Acquisition [Line Items]
Property, plant and equipment				$ 687
Goodwill	357,523	315,441	253,393	48,073	[1]
Intangible asset									11,169	5,243	1,172	1,357
Cash and cash equivalents				1,965
Other current assets				3,713
Deferred tax liability				(2,367)
Other liabilities				(2,521)
Liability arising from contingent consideration arrangement				(44,028)
Net assets acquired				24,463
Cash consideration	93,553	72,508	69,836	24,463		17,000
Contingent consideration	3,245	45,850		44,028		31,300	13,200	10,000
Amount of total consideration				68,491
Contingent consideration				(44,028)
Net assets acquired				$ 24,463

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.